ACQUISITION ACQUISITION (Details 1) $ / shares in Units, shares in Millions, $ in Millions	Oct. 05, 2015 USD ($) $ / shares shares	Oct. 05, 2015 USD ($) $ / shares shares
Schedule of Aggregate Purchase Consideration [Line Items]
Accrual for future payments	$ 90.2	$ 90.2
Up-front payments under the ethylene agreements	433.5
Long-term debt assumed	$ 569.0	$ 569.0
DCP Business
Schedule of Aggregate Purchase Consideration [Line Items]
Shares | shares	87.5	87.5
Value of common stock on October 2, 2015 | $ / shares	$ 17.46	$ 17.46
Equity consideration by exchange of shares	$ 1,527.4	$ 1,527.4
Cash and debt instruments received by TDCC		2,095.0
Accrual for future payments	69.5	69.5
Up-front payments under the ethylene agreements		433.5
Total cash, debt and equity consideration		4,125.4
Long-term debt assumed	569.0	569.0
Pension liabilities assumed	$ 442.3	442.3
Aggregate purchase price		$ 5,136.7
Initial Valuation [Member] | DCP Business
Schedule of Aggregate Purchase Consideration [Line Items]
Shares | shares	87.5
Value of common stock on October 2, 2015 | $ / shares	$ 17.46	$ 17.46
Equity consideration by exchange of shares	$ 1,527.4	$ 1,527.4
Cash and debt instruments received by TDCC	2,095.0
Accrual for future payments	90.2	90.2
Up-front payments under the ethylene agreements	433.5
Total cash, debt and equity consideration	4,146.1
Long-term debt assumed	569.0	569.0
Pension liabilities assumed	447.1	$ 447.1
Aggregate purchase price	$ 5,162.2